Closed Block (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in the maximum future earnings of the closed block
Balance at December 31,	$ 4,273	$ 4,441	$ 4,587
Closed block adjustment	0	0	144
Balance at January 1,	4,441	4,587	4,518
Change during year	$ (168)	$ (146)	$ (75)